Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	11-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	UNITED BANKSHARES INC/WV
Entity Central Index Key	0000729986
Current Fiscal Year End Date	--12-31